SHAREHOLDERS' EQUITY - Changes in Accumulated Other Comprehensive (Loss) Income, Net of Tax (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at December 31, 2015	$ 2,163,590
Balance at December 31, 2016	1,561,337
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at December 31, 2015	(209,281)
OCI before reclassifications	(55,281)
Amounts reclassified from AOCI	0
Net OCI	(55,281)
Balance at December 31, 2016	(264,562)
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at December 31, 2015	(967)
OCI before reclassifications	33
Amounts reclassified from AOCI	721
Net OCI	754
Balance at December 31, 2016	(213)
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at December 31, 2015	(83,792)
OCI before reclassifications	(48,833)
Amounts reclassified from AOCI	1,784
Net OCI	(47,049)
Balance at December 31, 2016	(130,841)
Accumulated Other Comprehensive(Loss) Income
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at December 31, 2015	(294,040)
OCI before reclassifications	(104,081)
Amounts reclassified from AOCI	2,505
Net OCI	(101,576)
Balance at December 31, 2016	$ (395,616)